FILE NOS. 333-70197
                                                                       811-07437

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

                        Pre-Effective Amendment No. ____                   / /

                         Post-Effective Amendment No. 1                    /X/

                        (Check appropriate box or boxes)

                         JOHN HANCOCK DECLARATION TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199-7603
--------------------------------------------------------------------------------
           (Address of Principal Executive Office including Zip Code)

                                 (617) 375-1700
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                                With a copy to:
                                ---------------

                                 Susan S. Newton
                              101 Huntington Avenue
                                Boston, MA 02199

--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immedia tely upon filing pursuant to paragraph (b) of Rule 485.

                         JOHN HANCOCK DECLARATION TRUST

                     STATEMENT OF INCORPORATION BY REFERENCE

The Cross-Reference Sheet, Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-70197 and 811-07437, dated January 7, 1999, are incorporated by reference in their entirety herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 13th day of April, 1999.

                                               JOHN HANCOCK DECLARATION TRUST

                                               By:            *
                                               -----------------------
                                               Edward J. Boudreau, Jr.
                                               Chairman

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                        Title                              Date
       ---------                        -----                              ----
        *
------------------------      Chairman
Edward J. Boudreau, Jr.       (Principal Executive Officer)


/s/James J. Stokowski
------------------------      Senior Vice President and Chief         April 15, 1999
James J. Stokowski            Financial Officer (Principal Financial
                              and Accounting Officer)

        *
------------------------      Trustee
Dennis S. Aronowitz

        *
------------------------      Trustee
Stephen L. Brown

        *
------------------------      Trustee
Richard P. Chapman, Jr.


------------------------      Trustee
William J. Cosgrove


------------------------      Trustee
Douglas M. Costle


                                      C-10

       Signature                        Title                              Date
       ---------                        -----                              ----

        *
------------------------      Trustee
Leland O. Erdahl

        *
------------------------      Trustee
Richard A. Farrell

        *
------------------------      Trustee
Gail D. Fosler

        *
------------------------      Trustee
William F. Glavin

        *
------------------------      Trustee
Anne C. Hodsdon

        *
------------------------      Trustee
John A. Moore

        *
------------------------      Trustee
Patti McGill Peterson

        *
------------------------      Trustee
John W. Pratt

        *
------------------------      Trustee
Richard S. Scipione



*By: /s/Susan S. Newton                                               April 15, 1999
     -------------------
     Susan S. Newton
     Attorney-in-Fact under
     Powers of Attorney
     filed herewith


                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock
Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Tax-Free Bond Trust, and John Hancock World Fund, (each a "Trust"), does hereby severally constitute and appoint Edward J. Boudreau, Jr., Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 17th day of March, 1999.

                                               /s/Stephen L Brown
                                               ------------------
                                               Stephen L. Brown, Trustee

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Capital Series, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, and John Hancock World Fund, each a Massachusetts business trust, does hereby severally constitute and appoint Edward J. Boudreau, Jr., Susan S. Newton, and James J. Stokowksi, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.


/s/Dennis S. Aronowitz                        /s/Richard A. Farrell
----------------------                        ---------------------
Dennis S. Aronowitz, Trustee                  Richard A. Farrell, Trustee

/s/Richard P. Chapman, Jr.                    /s/Gail D. Fosler
--------------------------                    -----------------
Richard P. Chapman, Jr., Trustee              Gail D. Fosler, Trustee

/s/William J. Cosgrove                        /s/William F. Glavin
----------------------                        --------------------
William J. Cosgrove, Trustee                  William F. Glavin, Truste

/s/Douglas M. Costle                          /s/John A. Moore
--------------------                          ----------------
Douglas M. Costle, Trustee                    John A. Moore, Trustee

/s/Leland O. Erdahl                           /s/Patti McGill Peterson
-------------------                           ------------------------
Leland O. Erdahl, Trustee                     Patti McGill Peterson, Trustee

/s/John W. Pratt
----------------
John W. Pratt, Trustee

s:corpsecty:trustees\pwrattypanel A

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock
Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Tax-Free Bond Trust, and John Hancock World Fund, (each a "Trust"), and Director of John Hancock Cash Reserve, Inc., (a "Corporation") does hereby severally constitute and appoint Edward J. Boudreau, Jr., Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.



/s/Anne C. Hodsdon
------------------
Anne C. Hodsdon, Trustee


/s/Richard S. Scipione
----------------------
Richard S. Scipione, Trustee


s:corpsecty:trustees\pwrattypanelsAB

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock
Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Tax-Free Bond Trust, and John Hancock World Fund, (each a "Trust"), and Director of John Hancock Cash Reserve, Inc., (a "Corporation") does hereby severally constitute and appoint Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.



/s/Edward J. Boudreau, Jr.
--------------------------
Edward J. Boudreau, Jr., Trustee


s:corpsecty:trustees\pwrtyattypanelsAB EJB

                               Counsellors at Law



                  60 State Street, Boston, Massachusetts 02109
                         617-526-6000 o fax 617-526-5000





                                 March 26, 1999



Board of Trustees
John Hancock Declaration Trust, on behalf of
John Hancock V.A. World Bond Fund and
John Hancock V.A. Strategic Income Fund
101 Huntington Avenue
Boston, Massachusetts  02199

Dear Members of the Board of Trustees:

         You have requested our opinion regarding certain federal income tax consequences described below of the acquisition by John Hancock V.A. Strategic Income Fund ("Acquiring Fund"), a series of John Hancock Declaration Trust ("Trust"), of all of the assets of John Hancock V.A. World Bond Fund ("Acquired Fund"), a different series of Trust, in exchange solely for (i) the assumption by Acquiring Fund of all of the liabilities of Acquired Fund and (ii) the issuance of voting shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "reorganization" or the "transaction").

         In rendering this opinion, we have examined and relied upon the facts stated and representations made in (i) the combined prospectus for Acquiring Fund and Acquired Fund, dated May 1, 1998, (ii) the combined statement of additional information for Acquiring Fund and Acquired Fund, dated May 1, 1998,
(iii) the Notice of Meeting of Shareholders Scheduled for March 18, 1999 and the accompanying proxy statement and prospectus relating to the transaction dated February 12, 1999 (the "Proxy Statement"), (iv) the Agreement and Plan of Reorganization, made December 9, 1998, between Acquiring Fund and Acquired Fund (the "Agreement"), (v) the representation letters on behalf of Acquiring Fund and Acquired Fund referred to below and (vi) such other documents as we deemed appropriate.

         In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories. We have assumed that all parties to the Agreement have acted and will act in accordance with the terms of the Agreement and all other documents relating to the transaction and that the transaction will be consummated pursuant to the terms and conditions set forth in the Agreement without the waiver or modification of any such terms and conditions, except that we understand that the disclosure on page 15 of the Proxy Statement captioned "Expenses of the Reorganization" is correct and supersedes contrary provisions of the Agreement. Furthermore, we have assumed that all representations contained in the Agreement, as well as those representations contained in the representation letters referred to below are, on the date hereof, true and complete in all material respects, and that any representation made in any of the documents referred to herein "to the best of the knowledge and belief" (or similar qualification) of any person or party is correct without such qualification. We have not attempted to verify independently such representations, but in the course of our representation, nothing has come to our attention that would cause us to question the accuracy thereof.

         The conclusions expressed herein represent our judgment regarding the proper treatment of certain aspects of the transaction affecting Acquiring Fund, Acquired Fund and the shareholders of Acquired Fund on the basis of our analysis of the Internal Revenue Code of 1986, as amended (the "Code"), case law, Treasury regulations and the rulings and other pronouncements of the Internal Revenue Service (the "Service") which exist at the time this opinion is rendered. Such authorities are subject to prospective or retroactive change, and we do not undertake any responsibility to advise you of any such change. Our opinion represents our best judgment regarding how a court would decide if presented with the issues addressed herein and is not binding upon the Service or any court. Moreover, our opinion does not provide any assurance that a position taken in reliance on such opinion will not be challenged by the Service and does not constitute any representation or warranty that such position, if so challenged, will not be rejected by a court.

         This opinion addresses only the specific United States federal income tax consequences of the transaction set forth below, and does not address any other federal, state, local, or foreign income, estate, gift, transfer, sales, or other tax consequences that may result from the transaction or any other transaction.

                                      FACTS
                                      -----

         We understand that the facts relating to the transaction are as described hereinafter.

         Acquiring Fund is a series of Trust, a business trust established under the laws of The Commonwealth of Massachusetts in 1995. Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Acquiring Fund has been operating as an investment company since the inception of business in 1996. Acquiring Fund is one of fifteen series of Trust. Acquired Fund is a separate, different series of Trust. Acquired Fund has been operating as an investment company since the inception of business in 1996. Each series of Trust has assets and liabilities that are separate from those of each other series of Trust, and each such series is treated as a separate corporation and regulated investment company under Section 851(g) of the Code.

         The investment objective of Acquiring Fund is to seek a high level of current income. Acquiring Fund invests primarily in foreign government and corporate fixed income securities; U.S. Government securities; and lower-rated, high yield, high risk fixed income securities of U.S. issuers.

         The investment objective of Acquired Fund is to seek a high total investment return, a combination of current income and capital appreciation. Acquired Fund invests primarily in a global portfolio of fixed income securities, including U.S. Government, municipal and foreign governmental securities; obligations of supranational organizations; and obligations of foreign corporations or financial institutions.

         Shares of Acquiring Fund and Acquired Fund are generally available only to insurance company separate accounts of John Hancock Mutual Life Insurance Company and John Hancock Variable Life Insurance Company (individually, an "Insurance Company," and collectively, the "Insurance Companies"), in order to fund the benefits under variable annuity contracts and/or variable life insurance contracts (individually, a "Contract," and collectively, the "Contracts") issued by the Insurance Companies. However, Acquired Fund's and Acquiring Fund's investment adviser, John Hancock Advisers, Inc. (the "Adviser"), contributed the initial "seed capital" to Acquired Fund and Acquiring Fund and continues to hold some of the outstanding shares of Acquired Fund and Acquiring Fund.

         The steps comprising the reorganization, as set forth in the Agreement, are as follows:

         (i) Acquired Fund will transfer to Acquiring Fund all of its assets (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In exchange for the assets transferred to it, Acquiring Fund will (A) assume all of the liabilities of Acquired Fund (comprising all of its known and unknown liabilities and referred to hereinafter as the "Acquired Fund Liabilities") and (B) issue Acquiring Fund Shares to Acquired Fund that have an aggregate net asset value equal to the value of the assets transferred to Acquiring Fund by Acquired Fund, less the Acquired Fund Liabilities assumed by Acquiring Fund.

         (ii) Promptly after the transfer of its assets to Acquiring Fund, Acquired Fund will distribute in liquidation the Acquiring Fund Shares it receives in the exchange to Acquired Fund shareholders pro rata in exchange for their surrender of their shares of beneficial interest of Acquired Fund ("Acquired Fund Shares").

         (iii) After such exchanges, liquidation and distribution, the existence of Acquired Fund will be promptly terminated in accordance with Massachusetts law.

         The Agreement and the transactions contemplated thereby were approved by the Board of Trustees of Trust, on behalf of Acquiring Fund and Acquired Fund, at a meeting held on December 8, 1998. Acquired Fund shareholders approved the transaction at a meeting held on March 18, 1999. Acquiring Fund shareholders are not required and were not asked to approve the transaction.

         Massachusetts law does not provide dissenters' rights for Acquired Fund shareholders in the transaction. Additionally, it is the position of the Division of Investment Management of the Securities and Exchange Commission that appraisal rights, in contexts such as the reorganization, are inconsistent with Rule 22c-1 under the 1940 Act and are therefore preempted and invalidated by such rule. Consequently, Acquired Fund shareholders will not have dissenters' or appraisal rights in the transaction.

         Our opinions set forth below are subject to the following factual assumptions being true and correct (including statements relating to future actions and facts represented to be to the best knowledge of management, whether or not known). To the extent any such fact relates to a "shareholder," we assume that the fact is true and correct whether, in the case of shares held by an Insurance Company, the term "shareholder" is interpreted to refer to (1) an Insurance Company that is the record owner of the Acquired Fund Shares or the Acquiring Fund Shares and (2) the holder of a Contract issued by an Insurance Company that is based in whole or in part upon the performance of Acquired Fund or Acquiring Fund. Authorized representatives of Acquiring Fund and Acquired Fund have represented to us by letters of even date herewith that the following assumptions are true and correct:

         (a) Neither Acquiring Fund nor any person treated as related to Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) has any plan or intention to redeem or otherwise reacquire any of the Acquiring Fund Shares received by shareholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under Section 22(e) of the 1940 Act as a registered open-end investment company to redeem its own shares (which obligation is not in connection with, modified in connection with, or in any way related to the transaction).

         (b) After the transaction, Acquiring Fund will continue the historic business of Acquired Fund and will use all of the assets acquired from Acquired Fund, which are Acquired Fund's historic business assets, i.e., assets not acquired as part of or in contemplation of the transaction, in the ordinary course of a business.

         (c) Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business (i.e., dispositions resulting from investment decisions made after the reorganization on the basis of investment considerations independent of the reorganization) or to maintain its qualification as a regulated investment company under Subchapter M of the Code or its compliance with the diversification requirements of Section 817(h) of the Code.

         (d) The shareholders of Acquiring Fund and the shareholders of Acquired Fund will bear their respective expenses, if any, in connection with the transaction.

         (e) The Adviser will bear all of the expenses of Acquiring Fund and Acquired Fund incurred in connection with the transaction.

         (f) There is no indebtedness between Acquiring Fund and Acquired Fund.

         (g) Acquired Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as a regulated investment company for each taxable year since inception, and qualifies as such for its taxable year ending on the closing date of the transaction.

         (h) Acquiring Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as a regulated investment company for each taxable year since inception, and qualifies as such as of the date of the transaction.

         (i) Neither Acquiring Fund nor Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
         (j) Acquiring Fund does not own and has never owned, directly or indirectly, any shares of Acquired Fund.

         (k) Acquiring Fund will not pay cash in lieu of fractional shares in connection with the transaction.

         (l) As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund is approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of these Acquired Fund Liabilities and the issuance of these Acquiring Fund Shares.

         (m) The principal business purposes of the transaction are to combine the assets of Acquiring Fund and Acquired Fund in order to capitalize on economies of scale in expenses, including the costs of accounting, legal, transfer agency, insurance, custodial, and administrative services, to benefit from Acquiring Fund's anticipated better performance and better potential for asset growth and expense reduction, and to increase diversification.

         (n) As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds Acquired Fund Shares is approximately equal to the fair market value of the Acquired Fund Shares surrendered by such shareholder. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

         (o) There is no plan or intention on the part of any shareholder of Acquired Fund that owns beneficially 5% or more of the Acquired Fund Shares and, to the best knowledge of management of Acquired Fund, there is no plan or intention on the part of the remaining shareholders of Acquired Fund, in connection with the transaction, to engage in any transaction with Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under the standards made applicable by Treasury Regulation
Section 1.368-1(e)(1)(i) involving the sale, redemption, exchange, transfer, pledge, or other disposition resulting in a direct or indirect transfer of the risks of ownership (a "Sale") of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction that, considering all Sales, would reduce the aggregate ownership of the Acquiring Fund Shares by former Acquired Fund shareholders to a number of shares having a value, as of the date of the transaction, of less than fifty percent (50%) of the value of all of the formerly outstanding Acquired Fund Shares as of the same date. All Sales involving shares of Acquired Fund and Acquiring Fund held by Acquired Fund shareholders that have occurred or will occur in connection with the transaction are taken into account for purposes of this representation. No such Sale that is in connection with the transaction has, to the best knowledge of the management of Acquired Fund, occurred on or prior to the date of the transaction.

         (p) Acquired Fund assets transferred to Acquiring Fund comprise at least ninety percent (90%) of the fair market value of the net assets and at least seventy percent (70%) of the fair market value of the gross assets held by Acquired Fund immediately prior to the transaction. For purposes of this
representation,   amounts  used  by  Acquired   Fund  to  pay  its   outstanding
liabilities, including reorganization expenses, and all redemptions and distributions (except for redemptions in the ordinary course of business upon demand of a shareholder that Acquired Fund is required to make as an open-end investment company pursuant to Section 22(e) of the 1940 Act and regular, normal dividends, which dividends include any final distribution of previously undistributed investment company taxable income and net capital gain for Acquired Fund's final taxable year ending on the date of the transaction) made by Acquired Fund immediately preceding the transaction are taken into account as assets of Acquired Fund held immediately prior to the transaction.

         (q) The Acquired Fund Liabilities assumed by Acquiring Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business or are expenses of the transaction.

         (r) The fair market value of the Acquired Fund assets transferred to Acquiring Fund equals or exceeds the sum of the Acquired Fund Liabilities assumed by Acquiring Fund and the amount of liabilities, if any, to which the transferred assets are subject.

         (s) The total adjusted basis of the Acquired Fund assets transferred to Acquiring Fund equals or exceeds the sum of the Acquired Fund Liabilities assumed by Acquiring Fund and the amount of liabilities, if any, to which the transferred assets are subject.

         (t)    Acquired    Fund    does   not   pay    compensation    to   any
shareholder-employee.

                                     OPINION
                                     -------

         On the basis of and subject to the foregoing and in reliance upon the representations described above, we are of the opinion that:

         (a) The acquisition by Acquiring Fund of all of the assets of Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to Acquired Fund and the assumption of all of the Acquired Fund Liabilities by Acquiring Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of Acquiring Fund Shares to Acquired Fund shareholders in exchange for their Acquired Fund Shares and the termination of Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Acquiring Fund and Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

         (b) No gain or loss will be recognized by Acquired Fund upon (i) the transfer of all of its assets to Acquiring Fund solely in exchange for the issuance of Acquiring Fund Shares to Acquired Fund and the assumption of all of the Acquired Fund Liabilities by Acquiring Fund and (ii) the distribution by Acquired Fund of such Acquiring Fund Shares to the shareholders of Acquired Fund (Sections 361(a) and 361(c) of the Code).

         (c) No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to Acquired Fund and the assumption of all of the Acquired Fund Liabilities by Acquiring Fund (Section 1032(a) of the Code).

         (d) The basis of the assets of Acquired Fund acquired by Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of Acquired Fund immediately prior to the transfer (Section 362(b) of the Code).

         (e) The tax holding period of the assets of Acquired Fund in the hands of Acquiring Fund will, in each instance, include Acquired Fund's tax holding period for those assets (Section 1223(2) of the Code).

         (f) The shareholders of Acquired Fund will not recognize gain or loss upon the exchange of all of their Acquired Fund Shares solely for Acquiring Fund Shares as part of the transaction (Section 354(a)(1) of the Code).

         (g) The basis of the Acquiring Fund Shares received by the Acquired Fund shareholders in the transaction will be the same as the basis of the Acquired Fund Shares surrendered in exchange therefor (Section 358(a)(1) of the Code).

         (h) The tax holding period of the Acquiring Fund Shares received by Acquired Fund shareholders will include, for each shareholder, the tax holding period for the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as capital assets on the date of the exchange (Section 1223(1) of the Code).

         No opinion is expressed or implied regarding the federal income tax consequences to Acquiring Fund, Acquired Fund or Acquired Fund shareholders of any conditions existing at the time of, effects resulting from, or other aspects of the transaction except as expressly set forth above. In particular, and without limitation of the foregoing, no opinion is expressed regarding (1) whether any Contract qualifies as a variable annuity or variable life insurance contract under the Code; (2) whether Acquired Fund Shares or Acquiring Fund Shares are properly treated under the Code as owned by an Insurance Company or instead a holder of a Contract under the principles and standards described in, inter alia, Rev. Rul. 81-225, 1981-2 C.B. 12; Rev. Rul. 82-54, 1982-1 C.B. 11;
and Christofferson v. United States, 749 F. 2d 513 (5th Cir. 1984), cert. denied, 473 U.S. 905 (1985); (3) whether Acquiring Fund, Acquired Fund, any Insurance Company or any separate account of an Insurance Company satisfies all or any of the requirements applicable under Section 817(h) of the Code, Treasury Regulation Section 1.817-5, or other provisions of federal income tax law; and
(4) whether the payment or reimbursement by the Adviser of expenses relating to the transaction results in the realization or recognition of gross income by Acquired Fund or Acquiring Fund or whether such income, if any, is among the types of income described in Section 851(b)(2) of the Code. This opinion may not be relied upon except with respect to the consequences specifically discussed herein nor may it be relied upon by persons or entities to whom it is not addressed, other than with our prior written consent.

                                            Very truly yours,



                                            /s/Hale and Dorr LLP
                                            --------------------
                                            Hale and Dorr LLP